Income Taxes - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax assets	$ 1,070	$ 1,056
Current tax liabilities	$ 453	$ 147
Average effective tax rate	27.80%	27.80%
Deferred tax assets	$ 5,884	$ 6,739
Deferred tax assets, recognition dependent on future taxable profits	27	6,136
Operating tax loss carry forward	4,837	3,549
Operating tax loss carry forward expired in future	4,068
Operating tax loss carry forward without expiration date	769
Capital tax loss carry forward	27	5
Tax benefit on loss carry forwards for which deferred tax asset recognized	851	670
Tax benefit of loss carry forwards for which no deferred tax asset recognized	356	222
Tax credit carry forwards which expire in future	412	282
Tax credit carryforwards of which benefit not recognized	174	160
Deferred tax liabilities	1,890	1,697
Aggregate amount of taxable temporary differences associated with the Company's own investments in subsidiaries, not included in financial statements	14,955	10,908
Tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax asset for deductible temporary differences	1,152	1,171
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 5,341	$ 5,333